GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
CONVERTIBLE BONDS
Financial — 0.16%
$1,518,000	AXA SA(a) 7.25%, 05/15/2021	$ 2,129,944
TOTAL CONVERTIBLE BONDS — 0.16% (Cost $1,518,000)		$2,129,944
Shares
COMMON STOCK
Basic Materials — 5.45%
17,760	Akzo Nobel NV	1,982,838
10,177	Albemarle Corp	1,486,961
238,833	CF Industries Holdings Inc	10,838,242
159,413	Dow Inc	10,192,867
132,841	DuPont de Nemours Inc	10,265,953
519,900	Freeport-McMoRan Inc(b)	17,120,307
48,886	International Flavors & Fragrances Inc	6,824,974
211,437	International Paper Co	11,432,399
7,972	PPG Industries Inc	1,197,873
1,918	Sherwin-Williams Co	1,415,503
		72,757,917
Communications — 5.95%
70,872	AT&T Inc	2,145,295
17,077	Charter Communications Inc Class A(b)	10,536,851
349,432	Cisco Systems Inc	18,069,129
379,887	Comcast Corp Class A	20,555,686
134,279	Fox Corp Class B	4,690,365
385,031	News Corp Class A	9,791,338
45,700	T-Mobile US Inc(b)	5,725,753
27,160	Verizon Communications Inc	1,579,354
33,822	Walt Disney Co(b)	6,240,835
		79,334,606
Consumer, Cyclical — 9.15%
21,383	Alaska Air Group Inc(b)	1,479,917
141,800	Aramark	5,357,204
193,391	BJ's Wholesale Club Holdings Inc(b)	8,675,520
2,700	Cummins Inc	699,597
280,922	General Motors Co	16,141,778
59,710	Hilton Worldwide Holdings Inc(b)	7,220,133
22,399	Home Depot Inc	6,837,295
97,247	Kohl's Corp	5,796,894
105,739	Las Vegas Sands Corp	6,424,702
3,267	Magna International Inc	287,627
222,234	Mattel Inc(b)	4,426,901
5,400	McDonald's Corp	1,210,356
26,185	PACCAR Inc	2,433,110
147,459	PulteGroup Inc	7,732,750
251,614	Southwest Airlines Co	15,363,551
Shares		Fair Value
Consumer, Cyclical — (continued)
48,500	Target Corp	$ 9,606,395
36,100	TJX Cos Inc	2,388,015
147,610	Walmart Inc	20,049,866
		122,131,611
Consumer, Non-Cyclical — 19.21%
184,928	AbbVie Inc	20,012,908
46,619	Altria Group Inc	2,385,028
36,064	Amgen Inc	8,973,084
32,777	Anthem Inc	11,765,304
151,047	AstraZeneca PLC Sponsored ADR(c)	7,510,057
68,400	Baxter International Inc	5,768,856
36,361	Becton Dickinson and Co	8,841,177
5,936	Biogen Inc(b)	1,660,596
22,154	Bunge Ltd	1,756,147
49,261	Cigna Corp	11,908,354
67,867	Coca-Cola Co	3,577,269
215,439	Conagra Brands Inc	8,100,506
202,900	Corteva Inc	9,459,198
92,497	CVS Health Corp	6,958,549
24,377	Danaher Corp	5,486,775
43,107	Eli Lilly and Co	8,053,250
35,808	Gilead Sciences Inc	2,314,271
59,286	GlaxoSmithKline PLC	1,049,372
17,669	GlaxoSmithKline PLC Sponsored ADR(c)	630,607
132,020	Johnson & Johnson	21,697,487
138,781	Keurig Dr Pepper Inc	4,769,903
51,255	Kimberly-Clark Corp	7,127,008
81,522	Medtronic PLC	9,630,194
134,744	Merck & Co Inc	10,387,415
4,505	Mondelez International Inc Class A	263,678
205,064	Nielsen Holdings PLC	5,157,360
50,398	PepsiCo Inc	7,128,797
235,041	Pfizer Inc	8,515,535
101,612	Philip Morris International Inc	9,017,049
71,723	Procter & Gamble Co	9,713,446
15,900	Regeneron Pharmaceuticals Inc(b)	7,522,926
36,093	Sanofi	3,569,038
19,356	Sanofi ADR	957,348
150,940	Tyson Foods Inc Class A	11,214,842
31,879	United Rentals Inc(b)	10,498,073
11,946	Viatris Inc(b)	166,886
17,423	Zimmer Biomet Holdings Inc	2,789,074
		256,337,367
Energy — 6.36%
886,883	BP PLC	3,601,887
19,426	Chevron Corp	2,035,651
199,876	ConocoPhillips	10,587,432
32,763	Enbridge Inc	1,192,573
209,926	Enterprise Products Partners LP	4,622,570
120,925	EOG Resources Inc	8,770,690

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Energy — (continued)
224,520	Exxon Mobil Corp	$ 12,534,952
239,609	Halliburton Co	5,142,009
20,800	Hess Corp	1,471,808
42,773	Occidental Petroleum Corp	1,138,617
78,495	Targa Resources Corp	2,492,216
107,986	TC Energy Corp	4,950,325
338,079	Total SE(c)	15,761,221
25,714	TOTAL SE Sponsored ADR	1,196,730
130,158	Valero Energy Corp	9,319,313
		84,817,994
Financial — 25.15%
422,378	American International Group Inc	19,518,087
25,977	American Tower Corp REIT	6,210,062
102,600	Apollo Global Management Inc	4,823,226
184,028	Assured Guaranty Ltd	7,780,704
221,948	AXA SA	5,958,043
688,395	Bank of America Corp	26,634,002
68,800	Bank of New York Mellon Corp	3,253,552
67,212	Boston Properties Inc REIT	6,805,887
41,814	Capital One Financial Corp	5,319,995
133,504	Charles Schwab Corp	8,701,791
82,090	Chubb Ltd	12,967,757
297,584	Citigroup Inc	21,649,236
47,200	Citizens Financial Group Inc	2,083,880
179,655	Equitable Holdings Inc	5,860,346
126,099	Equity Residential REIT	9,032,471
284,558	Fifth Third Bancorp	10,656,697
58,283	Franklin Resources Inc	1,725,177
195,732	Gaming & Leisure Properties Inc REIT	8,304,909
47,335	Goldman Sachs Group Inc	15,478,545
9,900	Hartford Financial Services Group Inc	661,221
196,057	JPMorgan Chase & Co	29,845,757
175,096	KeyCorp	3,498,418
190,100	Loews Corp	9,748,328
12,987	Marsh & McLennan Cos Inc	1,581,817
238,035	MetLife Inc	14,470,148
137,804	Morgan Stanley	10,701,859
98,355	PNC Financial Services Group Inc	17,252,450
274,135	Radian Group Inc	6,373,639
35,967	Raymond James Financial Inc	4,408,115
153,065	Rayonier Inc REIT	4,936,346
28,844	SL Green Realty Corp REIT(c)	2,018,792
129,398	State Street Corp	10,870,726
555,325	Wells Fargo & Co	21,696,548
23,800	Welltower Inc REIT	1,704,794
328,490	Weyerhaeuser Co REIT	11,694,244
5,902	Willis Towers Watson PLC	1,350,850
		335,578,419
Shares		Fair Value
Industrial — 10.57%
2,900	3M Co	$ 558,772
31,983	Boeing Co(b)	8,146,710
19,110	Caterpillar Inc	4,431,036
177,786	CRH PLC	8,319,834
52,938	Eaton Corp PLC	7,320,267
22,516	Emerson Electric Co	2,031,393
14,096	Flowserve Corp	547,066
53,849	Fortune Brands Home & Security Inc	5,159,811
1,563,224	General Electric Co	20,525,131
24,619	Honeywell International Inc	5,344,046
184,947	Johnson Controls International PLC	11,035,787
47,335	L3Harris Technologies Inc	9,593,858
34,211	Northrop Grumman Corp	11,072,048
86,547	Raytheon Technologies Corp	6,687,487
21,375	Snap-on Inc	4,932,067
62,014	Stericycle Inc(b)	4,186,565
14,914	TE Connectivity Ltd	1,925,547
45,765	Union Pacific Corp	10,087,064
81,913	United Parcel Service Inc Class B	13,924,391
173,060	Vontier Corp(b)	5,238,526
		141,067,406
Technology — 8.11%
79,787	Activision Blizzard Inc	7,420,191
78,657	Applied Materials Inc	10,508,575
25,000	Citrix Systems Inc	3,509,000
79,303	Fidelity National Information Services Inc	11,150,795
122,341	Microsoft Corp	28,844,338
39,852	NXP Semiconductors NV	8,023,802
195,097	QUALCOMM Inc	25,867,911
67,995	Texas Instruments Inc	12,850,375
		108,174,987
Utilities — 6.24%
113,904	Ameren Corp	9,267,229
95,898	American Electric Power Co Inc	8,122,561
57,824	Edison International	3,388,486
18,900	Entergy Corp	1,879,983
226,148	Exelon Corp	9,891,714
49,539	NextEra Energy Inc	3,745,644
417,496	NiSource Inc	10,065,829
281,386	NRG Energy Inc	10,616,694
74,487	Sempra Energy	9,875,486
262,894	Southern Co	16,341,491
		83,195,117
TOTAL COMMON STOCK — 96.19% (Cost $912,268,110)		$1,283,395,424

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Communications — 0.50%
5,936	2020 Cash Mandatory Exchangeable Trust 5.25%(a)	$ 6,675,923
Consumer, Non-Cyclical — 0.51%
48,638	Becton Dickinson and Co 6.00%(c)	2,612,833
3,238	Danaher Corp 5.00%(c)	4,235,045
		6,847,878
Utilities — 0.45%
42,696	NextEra Energy Inc 5.28%	2,121,991
10,177	Sempra Energy 6.75%(c)	1,065,023
53,439	Southern Co 6.75%	2,732,693
		5,919,707
TOTAL CONVERTIBLE PREFERRED STOCK — 1.46% (Cost $17,442,825)		$19,443,508
PREFERRED STOCK
Consumer, Cyclical — 0.67%
32,166	Volkswagen AG	9,003,963
TOTAL PREFERRED STOCK — 0.67% (Cost $5,395,346)		$9,003,963
WARRANTS
Energy — 0.00%(d)
3,155	Occidental Petroleum Corp	14,576
TOTAL WARRANTS — 0.00% (Cost $0)		$14,576
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,169,000	Blackrock FedFund Institutional Class(e), 0.01%(f)	1,169,000
528,000	Goldman Sachs Financial Square Government Fund Institutional Class(e), 0.03%(f)	528,000
3,620,000	Invesco Government & Agency Portfolio Institutional Class(e), 0.03%(f)	3,620,000
680,000	JPMorgan U.S. Government Money Market Fund Capital Shares(e), 0.04%(f)	680,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.45% (Cost $5,997,000)		$5,997,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 1.32%
$3,289,659	Undivided interest of 11.44% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $3,289,659 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(e)	$ 3,289,659
5,600,754	Undivided interest of 12.83% in a repurchase agreement (principal amount/value $43,402,117 with a maturity value of $43,402,129) with RBC Capital Markets Corp, 0.01%, dated 3/31/21 to be repurchased at $5,600,754 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 8.00%, 5/6/21 - 3/1/51, with a value of $44,270,160.(e)	5,600,754
5,600,754	Undivided interest of 13.38% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $5,600,754 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(e)	5,600,754

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$3,093,788	Undivided interest of 6.15% in a repurchase agreement (principal amount/value $50,338,467 with a maturity value of $50,338,481) with Credit Agricole Securities (USA) Inc., 0.01%, dated 3/31/21 to be repurchased at $3,093,788 on 4/1/21 collateralized by various U.S. Government Agency securities, 2.00% - 2.50%, 1/1/51 - 2/1/51, with a value of $51,345,236.(e)	$ 3,093,788
TOTAL SHORT TERM INVESTMENTS — 1.32% (Cost $17,584,955)		$17,584,955
TOTAL INVESTMENTS — 100.25% (Cost $960,206,236)		$1,337,569,370
OTHER ASSETS & LIABILITIES, NET — (0.25)%		$(3,316,157)
TOTAL NET ASSETS — 100.00%		$1,334,253,213
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at March 31, 2021.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
(f)	Rate shown is the 7-day yield as of March 31, 2021.
ADR	American Depositary Receipt
LP	Limited Partnership
REIT	Real Estate Investment Trust
At March 31, 2021, the Fund held the following over-the-counter (OTC) forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BB	EUR	1,485,000	USD	1,767,646	June 16, 2021	$(23,298)
BB	USD	407,090	GBP	291,000	June 16, 2021	5,864
CIT	USD	4,275,640	EUR	3,592,000	June 16, 2021	56,316
CIT	USD	13,250,324	GBP	9,471,700	June 16, 2021	190,895
HSB	USD	8,343,167	EUR	7,010,700	June 16, 2021	108,084
HSB	USD	11,323	GBP	8,100	June 16, 2021	154
MS	EUR	1,320,900	USD	1,572,241	June 16, 2021	(20,652)
MS	USD	1,019,001	EUR	857,800	June 16, 2021	11,391
SSB	USD	4,195,371	EUR	3,524,500	June 16, 2021	55,335
UBS	GBP	2,754,500	USD	3,850,612	June 16, 2021	(52,751)
UBS	USD	3,246,221	EUR	2,728,100	June 16, 2021	41,672
WES	USD	1,135,285	EUR	953,800	June 16, 2021	14,909
					Net Appreciation	$387,919
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Counterparty Abbreviations:
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
HSB	HSBC Bank USA
MS	Morgan Stanley & Co LLC
SSB	State Street Bank
UBS	UBS AG
WES	Westpac Banking
Currency Abbreviations
EUR	Euro Dollar
GBP	British Pound
USD	U.S. Dollar
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST LARGE CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Convertible Bonds	$—	$2,129,944	$—	$2,129,944
Common Stock	1,243,153,191	40,242,233	—	1,283,395,424
Convertible Preferred Stock	2,612,833	16,830,675	—	19,443,508
Preferred Stock	—	9,003,963	—	9,003,963
Warrants	—	14,576	—	14,576
Government Money Market Mutual Funds	5,997,000	—	—	5,997,000
Short Term Investments	—	17,584,955	—	17,584,955
Total investments, at fair value:	1,251,763,024	85,806,346	0	1,337,569,370
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	484,620	—	484,620
Total Assets	$1,251,763,024	$86,290,966	$0	$1,338,053,990
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(96,701)	—	(96,701)
Total Liabilities	$0	$(96,701)	$0	$(96,701)
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date

March 31, 2021

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average foreign currency contracts amount of $41,480,805 in forward contracts for the reporting period.

March 31, 2021